COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details Textual) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts Completed But Still Within Warranty Period Current	$ 16,548,951	$ 16,762,243
Contracts Completed But Still Within Warranty Period Non Current	$ 694,786	$ 676,318